Exhibit 99.5 Schedule 3

Seller	Loan ID	dummy ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / Waived By	Waiver in File?
XX	XX	10129	Closed	2022-xx-25 21:31	2022-xx-26 14:35	Resolved	1 - Information	Credit	Missing Doc	Missing Updated Credit Report Supplement	Resolved-null - Due Diligence Vendor-04/xx/2022
 Ready for Review-Document Uploaded. uploading the credit supp - Seller-04/xx/2022
													Open-UDM is dated 02/xx/2022 and shows new account opened for XX. on 02/xx/2022. The Debt Monitoring alert reflected a balance of $XX; however, did not indicate a payment for the loan. If the payment for the account is great than or equal to $981.33 would result in the DTI exceeding the maximum of 50%. It is noted that the final 1003 indicated all other debt was paid; however, the loan file does not contain any evidence of the accounts being paid prior to closing. (UDM Page 400, Final App Page 462) - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. uploading the credit supp - Seller-04/xx/2022		xx.pdf			CA	Primary Residence	Purchase	NA	N/A	N/A
XX	XX	10148	Closed	2022-xx-19 15:44	2022-xx-19 15:54	Resolved	1 - Information	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Documentation Received. - Due Diligence Vendor-04/xx/2022

 Ready for Review-Document Uploaded. i have attached the borrowers ssi cards and on the 1003 it shows American citizen.  The ids are in the file  please let me know if you need something else - Seller-04/xx/2022

Open-CO BORROWER IS A PERMNANENT RESIDENT ALIEN. GREEN CARD WAS NOT LOCATED - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. i have attached the borrowers ssi cards and on the 1003 it shows American citizen. The ids are in the file please let me know if you need something else - Seller-04/xx/2022

															Resolved-Documentation Received. - Due Diligence Vendor-04/xx/2022	xx.pdf			FL	Primary Residence	Purchase	NA	N/A	N/A
XX	XX	10096	Closed	2022-xx-25 21:41	2022-xx-26 12:27	Resolved	1 - Information	Compliance	Missing Doc	The Note is Missing	Resolved-The Note is Present - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. uploaded the note - Seller-05/xx/2022

 Counter-I still have not received the Note. Both documents are Note addendums. I can not clear the finding at this time. - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. correct note - Seller-05/xx/2022

 Counter-The Note was not received. Could you please upload a copy of the Note for the subject transaction. - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. uploaded the note - Seller-05/xx/2022

Open-The Note is Missing - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. uploaded the note - Seller-05/xx/2022

 Ready for Review-Document Uploaded. correct note - Seller-05/xx/2022

 Ready for Review-Document Uploaded. uploaded the note - Seller-05/xx/2022

															Resolved-The Note is Present - Due Diligence Vendor-05/xx/2022	xx.pdf			FL	Investment	Purchase	NA	N/A	N/A
XX	XX	10096	Closed	2022-xx-12 19:27	2022-xx-12 19:58	Resolved	1 - Information	Compliance	Missing Doc	Missing required 1-4 family rider	Resolved-Documentation received - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. uploaded the correct - Seller-05/xx/2022

 Counter-The loan file does contain the prepayment rider. The 1-4 family or assignment of rents rider is missing - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. mortgage and riders - Seller-05/xx/2022

													Open- - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. uploaded the correct - Seller-05/xx/2022 Ready for Review-Document Uploaded. mortgage and riders - Seller-05/xx/2022	Resolved-Documentation received - Due Diligence Vendor-05/xx/2022	xx.pdf			FL	Investment	Purchase	NA	N/A	N/A
XX	XX	10098	Closed	2022-xx-10 21:01	2022-xx-11 16:05	Resolved	1 - Information	Credit	Missing Doc	Hazard Insurance Policy is Missing	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. correct insurance - Seller-05/xx/2022

													Open-Missing Hazard Insurance Policy - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. correct insurance - Seller-05/xx/2022	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-05/xx/2022	xx.pdf			FL	Investment	Purchase	NA	N/A	N/A
XX	XX	10098	Closed	2022-xx-10 21:00	2022-xx-11 16:05	Resolved	1 - Information	Credit	Insurance	Named Insured on Hazard Insurance does not match Borrower(s) Name(s)	Resolved-Named Insured matches Borrower(s) Name(s) - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. correct name - Seller-05/xx/2022

													Open-Named Insured does not match Borrower(s) Name(s) - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. correct name - Seller-05/xx/2022	Resolved-Named Insured matches Borrower(s) Name(s) - Due Diligence Vendor-05/xx/2022	xx.pdf			FL	Investment	Purchase	NA	N/A	N/A
XX	XX	10098	Closed	2022-xx-10 21:00	2022-xx-11 16:05	Resolved	1 - Information	Credit	Insurance	Subject Property Address on Note does not match Insured Property Address	Resolved-Subject Property on Note matches Insured Property Address - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded.  - Seller-05/xx/2022

 Ready for Review-Document Uploaded. correct insurance - Seller-05/xx/2022

													Open-Subject Property on Note does not match Insured Property Address - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. - Seller-05/xx/2022 Ready for Review-Document Uploaded. correct insurance - Seller-05/xx/2022	Resolved-Subject Property on Note matches Insured Property Address - Due Diligence Vendor-05/xx/2022	xx.pdf			FL	Investment	Purchase	NA	N/A	N/A
XX	XX	10098	Closed	2022-xx-11 15:52	2022-xx-11 16:05	Resolved	1 - Information	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. uploaded the insurance - Seller-05/xx/2022

													Open-Hazard Insurance Policy Partially Provided The documentation received for the missing hazard insurance policy does not reflect the effective date and expiration date of the policy. - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. uploaded the insurance - Seller-05/xx/2022	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-05/xx/2022	xx.pdf			FL	Investment	Purchase	NA	N/A	N/A
XX	XX	10086	Closed	2022-xx-02 14:43	2022-xx-05 11:03	Resolved	1 - Information	Compliance	TRID	Charges That Cannot Increase Test	Resolved-null - Due Diligence Vendor-05/xx/2022

 Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $910.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). THE SETTLEMENT FEE MOVED FROM (SECTION C) TO (SECTION B) ON THE FINAL CLOSING DISCLOSURE WITHOUT A VALID CHANGE IN CIRCUMSTANCE. THE CHANGE OF CIRCUMSTANCE CAN BE LOCATED ON PAGES:799,813,825,837. - Due Diligence Vendor-05/xx/2022

													Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $910.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-05/xx/2022			xx.pdf			CA	Primary Residence	Purchase	NA	N/A	N/A
XX	XX	10086	Closed	2022-xx-02 14:43	2022-xx-05 11:01	Resolved	1 - Information	Compliance	Points & Fees	Reimbursement Amount Validation Test	Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. THE SETTLEMENT FEE MOVED FROM (SECTION C) TO (SECTION B) ON THE FINAL CLOSING DISCLOSURE WITHOUT A VALID CHANGE IN CIRCUMSTANCE. THERE WAS NO EVIDENCE OF THE REIMBURSEMENT IN THE FILE AT THE TIME OF REVIEW. - Due Diligence Vendor-05/xx/2022

													Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-05/xx/2022			xx.pdf			CA	Primary Residence	Purchase	NA	N/A	N/A
XX	XX	10086	Closed	2022-xx-04 21:33	2022-xx-05 11:01	Resolved	1 - Information	Compliance	Disclosure	Consummation or Reimbursement Date Validation Test	Ready for Review-Document Uploaded. uploaded the pccd - Seller-05/xx/2022

 Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. THE SETTLEMENT FEE MOVED FROM (SECTION C) TO (SECTION B) ON THE FINAL CLOSING DISCLOSURE WITHOUT A VALID CHANGE IN CIRCUMSTANCE. THERE WAS NO EVIDENCE OF THE REIMBURSEMENT IN THE FILE AT THE TIME OF REVIEW. - Due Diligence Vendor-05/xx/2022

													Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. uploaded the pccd - Seller-05/xx/2022		xx.pdf			CA	Primary Residence	Purchase	NA	N/A	N/A
XX	XX	10086	Closed	2022-xx-04 21:38	2022-xx-05 10:53	Resolved	1 - Information	Credit	Missing Doc	Flood Certificate Missing	Resolved-Flood Certificate is fully present - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. uploaded the flood cert - Seller-05/xx/2022

													Open-Missing Flood Certificate - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. uploaded the flood cert - Seller-05/xx/2022	Resolved-Flood Certificate is fully present - Due Diligence Vendor-05/xx/2022	xx.pdf			CA	Primary Residence	Purchase	NA	N/A	N/A
XX	XX	10113	Closed	2022-xx-26 21:08	2022-xx-27 15:58	Resolved	1 - Information	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-null - Due Diligence Vendor-04/xx/2022

 Ready for Review-Document Uploaded. uploaded the correct title - Seller-04/xx/2022

													Open-Title Coverage Amount of $0 is Less than Total Amount of Subject Lien(s) - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. uploaded the correct title - Seller-04/xx/2022		xx.pdf			CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
XX	XX	10122	Closed	2022-xx-23 19:53	2022-xx-25 12:29	Resolved	1 - Information	Property	Appraisal	Property/Appraisal General	Resolved-null - Due Diligence Vendor-05/xx/2022
 Ready for Review-Here is the response from the underwriter.

A: This is a moot issue. The appraisal is of real property, not of leased/chattel property. The appraiser gave no value to the leased solar and no commentary is required to address non- real property improvements. It would be like requesting an appraiser to address a leased XX parked in the garage on the property.  - Seller-05/xx/2022
Open-Appraiser does not include commentary to include leased solar panels as disclosed in the purchase contract, page 662. Appraisal page 48, final page 3 - Due Diligence Vendor-04/xx/2022	Ready for Review-Here is the response from the underwriter.

A: This is a moot issue. The appraisal is of real property, not of leased/chattel property. The appraiser gave no value to the leased solar and no commentary is required to address non- real property improvements. It would be like requesting an appraiser to address a leased xx parked in the garage on the property.  - Seller-05/xx/2022
																xx.pdf			FL	Primary Residence	Purchase	NA	N/A	N/A
XX	XX	10122	Closed	2022-xx-23 19:54	2022-xx-25 12:28	Resolved	1 - Information	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-null - Due Diligence Vendor-05/xx/2022

 Ready for Review-here is the response form the underwriter:
Please see guidelines page 22 Business Funds/GL dated 10.27.2021: Analysis of large deposits is generally not required for business funds if the deposit with within the normal trend for the business.  02/xx/2022 statement shows business deposits of $114,633; 01/xx/2022 statement shows business deposits of $114,547.34; and 12/xx/2021 statement shows business deposits of $107,599.01. The $24,950.00 deposit is not outside the normal amount of deposits being made to this business account and analysis is not required. 3-month cash analysis is attached. Appears use of funds will have no impact on business operation.  - Seller-05/xx/2022

Open-Asset Qualification Does Not Meet Guideline Requirements. Cash flow analysis has not been provided to evidence the use of business funds will not have a negative impact on the business. 100% of the borrowers cash for closing, earnest money deposit and reserves are from the borrowers business account. Trasaction ledger further disclosed an unsourced deposit in the amount of $24,950.00 on 3/1/2022 which exceeds 50% of the borrowers qualifying monthly income. Statements/transaction ledgers page 238, 121, 141. - Due Diligence Vendor-04/xx/2022	Ready for Review-here is the response form the underwriter:
Please see guidelines page 22 Business Funds/GL dated 10.27.2021: Analysis of large deposits is generally not required for business funds if the deposit with within the normal trend for the business.  02/xx/2022 statement shows business deposits of $114,633; 01/xx/2022 statement shows business deposits of $114,547.34; and 12/xx/2021 statement shows business deposits of $107,599.01. The $24,950.00 deposit is not outside the normal amount of deposits being made to this business account and analysis is not required. 3-month cash analysis is attached. Appears use of funds will have no impact on business operation.  - Seller-05/xx/2022

																xx.pdf			FL	Primary Residence	Purchase	NA	N/A	N/A
XX	XX	10122	Closed	2022-xx-23 21:40	2022-xx-25 12:27	Acknowledged	2 - Non-Material	Credit	Eligibility	Cash reserves less than required by guidelines	Acknowledged- - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. uploaded the exception  - Seller-05/xx/2022

													Open-Loan to value in excess of 85% requires 12 months PITIA for reserves. Verified assets are $64,994.66, cash needed for closing $41,612.06 per the final CD, page 367. $64,994.66-41,612.06 = 23,382.26 available after close. Required reserves $2,545.78*12 $30,549.36. The borrower is short $7,167.10. Transaction ledger further disclosed an unsourced deposit on 3/1/2022 in the amount of $24,950 which exceeds 50% of the borrowers monthly qualifying income. **Approval letter on page 892 requires receipt of gift funds in the amount of $26,000. Gift letter, evidence of gift receipt has not been provided. - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. uploaded the exception - Seller-05/xx/2022	Acknowledged- - Due Diligence Vendor-05/xx/2022	xx.pdf		DTI less than guideline requirement by 5% or more Amount of residual income	FL	Primary Residence	Purchase	NA	N/A	N/A
XX	XX	10122	Closed	2022-xx-25 22:56	2022-xx-26 14:36	Resolved	1 - Information	Credit	Eligibility	Missing Property Tax Cert	Resolved-null - Due Diligence Vendor-04/xx/2022

 Ready for Review-Document Uploaded. uploaded the tax cert - Seller-04/xx/2022

													Open-Missing Property Tax Cert Tax cert, new construction property tax worksheet has not been provided. *Property taxes captured from first payment letter, page 398. - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. uploaded the tax cert - Seller-04/xx/2022		xx.pdf			FL	Primary Residence	Purchase	NA	N/A	N/A
XX	XX	10139	Closed	2022-xx-22 21:13	2022-xx-25 11:37	Resolved	1 - Information	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Title Coverage Amount of $326000 is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-04/xx/2022

 Ready for Review-Document Uploaded. uploaded the correct title - Seller-04/xx/2022

													Open-Title Coverage Amount of $292500 is Less than Total Amount of Subject Lien(s) - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. uploaded the correct title - Seller-04/xx/2022	Resolved-Title Coverage Amount of $326000 is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-04/xx/2022	xx.pdf			OR	Investment	Refinance	Cash Out - Other	N/A	N/A
XX	XX	10102	Closed	2022-xx-03 19:20	2022-xx-03 19:28	Resolved	1 - Information	Credit	Eligibility	Purchase Contract Expiration Date is prior to Note Date	Resolved-Purchase Contract Expiration Date of 03-xx-2022 is equal to or after the Note Date of 03-xx-2022 Or Purchase Contract Does Not Exist (Loan Purpose is Purchase) - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. purchase contract addendum - Seller-05/xx/2022

Open-Purchase Contract Expiration Date of 03-xx-2022 is prior to Note Date of 03-xx-2022 - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. purchase contract addendum - Seller-05/xx/2022	Resolved-Purchase Contract Expiration Date of 03-xx-2022 is equal to or after the Note Date of 03-xx-2022 Or Purchase Contract Does Not Exist (Loan Purpose is Purchase) - Due Diligence Vendor-05/xx/2022

																xx.pdf			FL	Investment	Purchase	NA	N/A	N/A
XX	XX	10142	Closed	2022-xx-22 19:33	2022-xx-25 11:58	Resolved	1 - Information	Credit	Missing Doc	Flood Insurance Policy Missing	Resolved-Flood Insurance Policy is fully present - Due Diligence Vendor-04/xx/2022

 Ready for Review-Document Uploaded. uploaded the flood cert and not in a flood zone - Seller-04/xx/2022

													Open-Missing Flood Insurance Policy - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. uploaded the flood cert and not in a flood zone - Seller-04/xx/2022	Resolved-Flood Insurance Policy is fully present - Due Diligence Vendor-04/xx/2022	xx.pdf			CO	Investment	Purchase	NA	N/A	N/A
XX	XX	10107	Closed	2022-xx-05 18:12	2022-xx-05 18:50	Resolved	1 - Information	Property	Data	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-Documentation received - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. uploaded the note and mortgage - Seller-05/xx/2022

 Resolved-null - Due Diligence Vendor-04/xx/2022

 Ready for Review-Document Uploaded. the score is acceptable  - Seller-04/xx/2022

													Open-CU Score of 1.0 in file. - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. uploaded the note and mortgage - Seller-05/xx/2022 Ready for Review-Document Uploaded. the score is acceptable - Seller-04/xx/2022	Resolved-Documentation received - Due Diligence Vendor-05/xx/2022	xx.pdf			CA	Primary Residence	Purchase	NA	N/A	N/A
XX	XX	10107	Closed	2022-xx-05 18:40	2022-xx-05 18:48	Resolved	1 - Information	Credit	Insurance	Subject Property Address on Note does not match Insured Property Address	Resolved-Documentation received - Due Diligence Vendor-05/xx/2022
 Ready for Review-we should get the correct documents to you soon - Seller-05/xx/2022
 Ready for Review-please disregard the documents that I uploaded. - Seller-05/xx/2022
 Ready for Review-Document Uploaded.  - Seller-05/xx/2022
 Counter-Yes, the DOT and Note should match and accurately represent the subject property. - Due Diligence Vendor-04/xx/2022
 Ready for Review-The address on the note is incorrect will you need the dot fixed too? - Seller-04/xx/2022
 Counter-The investor would likely want that addressed prior to purchase to minimize the exceptions for the custodian. - Due Diligence Vendor-04/xx/2022
 Ready for Review-Hello will you need the note and dot fixed? - Seller-04/xx/2022
 Open-Subject Property on Note does not match Insured Property Address Subject property city is disclosed on hazard insurance and flood cert as XX.  Note, Deed of Trust disclosed property city as XX Area.  *Title, purchase contract, appraisal also indicate the subject city as XX.  Hazard page 659, flood cert page 300, title page 307, contract page 676, appraisal page 5.  Borrower identification page 199.
- Due Diligence Vendor-04/xx/2022	Ready for Review-we should get the correct documents to you soon - Seller-05/xx/2022

 Ready for Review-please disregard the documents that I uploaded. - Seller-05/xx/2022

 Ready for Review-Document Uploaded.  - Seller-05/xx/2022

 Ready for Review-The address on the note is incorrect will you need the dot fixed too? - Seller-04/xx/2022

 Ready for Review-Hello will you need the note and dot fixed? - Seller-04/xx/2022

															Resolved-Documentation received - Due Diligence Vendor-05/xx/2022	xx.pdf			CA	Primary Residence	Purchase	NA	N/A	N/A
XX	XX	10120	Closed	2022-xx-29 00:34	2022-xx-29 17:23	Resolved	1 - Information	Compliance	TRID	Charges That Cannot Increase Test	Ready for Review-Document Uploaded. uploaded the cd showing the 162.20 :) - Seller-04/xx/2022

 Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $0.20.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). THE DISCOUNT POINTS WERE DISCLOSED ON THE ORIGINAL LE WERE DISCLOSED AS $161.00.  THE FINAL CD DISCLOSED THE DISCOUNT POINTS AS $161.20 AND NO COC WAS INCLUDED IN THE FILE. - Due Diligence Vendor-04/xx/2022

													Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $0.20.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. uploaded the cd showing the 162.20 :) - Seller-04/xx/2022		xx.pdf			CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
XX	XX	10123	Closed	2022-xx-19 21:36	2022-xx-19 23:30	Acknowledged	2 - Non-Material	Credit	Eligibility	Purchase Contract Expiration Date is prior to Note Date	Acknowledged-Standard practice to not require contract extension based on continuation verbiage in sales contract and executed Closing Disclosure reflecting same information as found in contract. - Due Diligence Vendor-04/xx/2022

 Ready for Review-Document Uploaded. title had said they did not need a purchase addendum regarding the date on the purchase contract.  They sent the final settlement statement - Seller-04/xx/2022

Open-Purchase Contract Expiration Date of 03-xx-2022 is prior to Note Date of 03-xx-2022 - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. title had said they did not need a purchase addendum regarding the date on the purchase contract. They sent the final settlement statement - Seller-04/xx/2022	Acknowledged-Standard practice to not require contract extension based on continuation verbiage in sales contract and executed Closing Disclosure reflecting same information as found in contract. - Due Diligence Vendor-04/xx/2022

																xx.pdf			CA	Primary Residence	Purchase	NA	N/A	N/A
XX	XX	10123	Closed	2022-xx-19 18:52	2022-xx-19 19:44	Resolved	1 - Information	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-null - Due Diligence Vendor-04/xx/2022

 Ready for Review-Document Uploaded. hoi is dated before the pccd.  The hoi is correct - Seller-04/xx/2022

													Open-Hazard Insurance Effective Date of 03-xx-2022 is after the Note Date of 03-xx-2022 - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. hoi is dated before the pccd. The hoi is correct - Seller-04/xx/2022		xx.pdf			CA	Primary Residence	Purchase	NA	N/A	N/A
XX	XX	10123			Closed	2022-xx-19 18:53	2022-xx-19 19:44	Resolved	1 - Information	Credit	Missing Doc	Flood Certificate Missing	Resolved-null - Due Diligence Vendor-04/xx/2022 Ready for Review-Document Uploaded. flood cert - Seller-04/xx/2022 Open-Missing Flood Certificate - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. flood cert - Seller-04/xx/2022		xx.pdf			CA	Primary Residence	Purchase	NA	N/A	N/A
XX	XX	10123	Closed	2022-xx-19 18:47	2022-xx-19 19:43	Resolved	1 - Information	Compliance	Disclosure	CA Consumer Caution and Homeownership Counseling Notice	Resolved-null - Due Diligence Vendor-04/xx/2022

 Ready for Review-Document Uploaded. counseling  - Seller-04/xx/2022

 Ready for Review-Document Uploaded.  - Seller-04/xx/2022

 Open-State Disclosure Question: Consumer Caution and Homeownership Counseling Notice is Missing AllRegs shows this is a required document and was missing from the file.  - Due Diligence Vendor-04/xx/2022

													Open-State Disclosure Question: Consumer Caution and Homeownership Counseling Notice is Missing - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. counseling - Seller-04/xx/2022 Ready for Review-Document Uploaded. - Seller-04/xx/2022		xx.pdf			CA	Primary Residence	Purchase	NA	N/A	N/A
XX	XX	10123	Closed	2022-xx-19 18:45	2022-xx-19 19:43	Resolved	1 - Information	Compliance	Disclosure	CA Mortgage Loan Disclosure Statement	Resolved-null - Due Diligence Vendor-04/xx/2022

 Ready for Review-Document Uploaded. uploaded the correct doc - Seller-04/xx/2022

 Ready for Review-Document Uploaded.  - Seller-04/xx/2022

													Open-State Disclosure Question: Mortgage Loan Disclosure Statement is Missing - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. uploaded the correct doc - Seller-04/xx/2022 Ready for Review-Document Uploaded. - Seller-04/xx/2022		xx.pdf			CA	Primary Residence	Purchase	NA	N/A	N/A
XX	XX	10093	Closed	2022-xx-27 13:37	2022-xx-27 16:03	Waived	2 - Non-Material	Credit	Income/Employment	Income documentation does not meet guidelines	Waived-null - Due Diligence Vendor-04/xx/2022

 Ready for Review-Document Uploaded. uploaded the exception for the open condition - Seller-04/xx/2022

													Open-Evidence of receipt of the security deposit has not been provided. New lease begins 3/2022, the subject was vacant at time of appraisal. Investor guidelines require an additional LTV reduction of 5% for vacant or unleased property. A copy of the new lease has been provided, however, evidence of the receipt of the security deposit has not been provided. **Bank transaction ledger on page 308 disclosed the dollar amount of the security deposit required of $6,435.49 on 3/xx/2022, however, unable to determine the payee or payor. Appraisal page 1, lease page 387, transaction ledger page 308. - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. uploaded the exception for the open condition - Seller-04/xx/2022		xx.pdf			CA	Investment	Refinance	Cash Out - Other	N/A	N/A
XX	XX	10112			Closed	2022-xx-18 16:22	2022-xx-19 00:38	Resolved	1 - Information	Compliance	TRID	TRID Disclosure Delivery and Receipt Date Validation Test	Open-This loan failed the TRID disclosure delivery and receipt date validation test due to one of the following findings:The Revised Loan Estimate Receipt Date is before Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date is before Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date is before Revised Closing Disclosure Delivery Date. - Due Diligence Vendor-04/xx/2022			xx.pdf			CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
XX	XX	10112	Closed	2022-xx-19 00:11	2022-xx-19 00:38	Resolved	1 - Information	Compliance	Right to Rescind	TILA Right of Rescission Test	Resolved-Documentation Received - Due Diligence Vendor-04/xx/2022

 Ready for Review-Document Uploaded. uploaded the pccd - Seller-04/xx/2022

 Open-This loan failed the TILA right of rescission test.

Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.

													The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. uploaded the pccd - Seller-04/xx/2022	Resolved-Documentation Received - Due Diligence Vendor-04/xx/2022	xx.pdf			CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
XX	XX	10133	Closed	2022-xx-20 17:36	2022-xx-20 17:58	Resolved	1 - Information	Compliance	Missing Doc	Escrow Waiver is Missing	Resolved-Documentation Received - Due Diligence Vendor-04/xx/2022

 Ready for Review-Document Uploaded. sorry about that!! here it is:) - Seller-04/xx/2022

 Counter-I do not see the documentation having been uploaded. Could you please try again? - Due Diligence Vendor-04/xx/2022

 Ready for Review-Document Uploaded. uploaded the escrow waiver - Seller-04/xx/2022

													Open-Escrow Waiver is Missing - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. sorry about that!! here it is:) - Seller-04/xx/2022 Ready for Review-Document Uploaded. uploaded the escrow waiver - Seller-04/xx/2022	Resolved-Documentation Received - Due Diligence Vendor-04/xx/2022	xx.pdf			CA	Investment	Purchase	NA	N/A	N/A
XX	XX	10125	Closed	2023-xx-07 20:11	2023-xx-07 20:12	Resolved	1 - Information	Credit	Assets	Total Qualified Assets for Reserves Post-Close is less than Total Required Reserve Amount	Resolved-Total Qualified Assets for Reserves Post-Close of $61856.21 is equal to or greater than Total Required Reserve Amount of $3175.7 - Due Diligence Vendor-03/xx/2023

													Open-Total Qualified Assets for Reserves Post-Close of $0 is less than Total Required Reserve Amount of $3175.7 - Due Diligence Vendor-03/xx/2023		Resolved-Total Qualified Assets for Reserves Post-Close of $61856.21 is equal to or greater than Total Required Reserve Amount of $3175.7 - Due Diligence Vendor-03/xx/2023	xx.pdf			AZ	Investment	Refinance	Cash Out - Home Improvement/Reno	N/A	N/A
XX	XX	10117	Closed	2022-xx-26 20:57	2022-xx-27 15:53	Resolved	1 - Information	Credit	Missing Doc	Missing Gap credit report within 10 days of close	Resolved-null - Due Diligence Vendor-04/xx/2022

 Ready for Review-Document Uploaded. uploaded the udms - Seller-04/xx/2022

 Open-A gap report or a UDN is required. The effective date can be on or after the note date but must be dated no earlier than 10-business days prior to the note date. The UDN provided, shows monitoring ended 3/xx/2022 which is 12-busniess days earlier than the note date of 3/xx/2022. - Due Diligence Vendor-04/xx/2022

													Open-Gap Credit Report Within 10 Days of Closing is Missing - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. uploaded the udms - Seller-04/xx/2022		xx.pdf			CA	Primary Residence	Purchase	NA	N/A	N/A
XX	XX	10156	Closed	2022-xx-19 19:05	2022-xx-19 19:44	Resolved	1 - Information	Credit	Missing Doc	Third Party Fraud Report not Provided	Resolved-null - Due Diligence Vendor-04/xx/2022

 Ready for Review-Document Uploaded. uploaded the corrected fraud report - Seller-04/xx/2022

 Counter-The guidelines required that xx Lending will pull a Drive Report on all loans and include all parties to the transaction. (Page 14 of the 04/xx/2022 guidleines) - Due Diligence Vendor-04/xx/2022

 Ready for Review-Document Uploaded. uploading both  fraud reports - Seller-04/xx/2022

 Open-Missing Third Party Fraud Report - Due Diligence Vendor-04/xx/2022

													Open-Missing Third Party Fraud Report Missing DV / Drive report as required per lender guidelines has not been provided. Participant search provided page 354. - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. uploaded the corrected fraud report - Seller-04/xx/2022 Ready for Review-Document Uploaded. uploading both fraud reports - Seller-04/xx/2022		xx.pdf			TX	Investment	Purchase	NA	N/A	N/A
XX	XX	10097	Closed	2022-xx-22 19:47	2022-xx-29 15:00	Acknowledged	2 - Non-Material	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Acknowledged-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. NQM Loan - Due Diligence Vendor-04/xx/2022

Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-04/xx/2022	Acknowledged-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. NQM Loan - Due Diligence Vendor-04/xx/2022

																xx.pdf			FL	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
XX	XX	10124	Closed	2022-xx-26 21:47	2022-xx-27 15:57	Resolved	1 - Information	Credit	Eligibility	Purchase Contract Expiration Date is prior to Note Date	Resolved-null - Due Diligence Vendor-04/xx/2022

 Ready for Review-Document Uploaded. uploaded the addendum - Seller-04/xx/2022

													Open-Purchase Contract Expiration Date of 03-xx-2022 is prior to Note Date of 03-xx-2022 - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. uploaded the addendum - Seller-04/xx/2022		xx.pdf			TX	Investment	Purchase	NA	N/A	N/A
XX	XX	10095	Closed	2022-xx-12 15:12	2022-xx-12 16:00	Resolved	1 - Information	Credit	Eligibility	Purchase Contract Expiration Date is prior to Note Date	Resolved-Purchase Contract Expiration Date of 03-xx-2022 is equal to or after the Note Date of 03-xx-2022 Or Purchase Contract Does Not Exist (Loan Purpose is Purchase) - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. uploaded the purchase adden - Seller-05/xx/2022

Open-Purchase Contract Expiration Date of 03-xx-2022 is prior to Note Date of 03-xx-2022 - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. uploaded the purchase adden - Seller-05/xx/2022	Resolved-Purchase Contract Expiration Date of 03-xx-2022 is equal to or after the Note Date of 03-xx-2022 Or Purchase Contract Does Not Exist (Loan Purpose is Purchase) - Due Diligence Vendor-05/xx/2022

																xx.pdf			CO	Investment	Purchase	NA	N/A	N/A
XX	XX	10137	Closed	2022-xx-02 23:24	2022-xx-03 11:46	Resolved	1 - Information	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. documents to clear the conditions. - Seller-05/xx/2022

													Open-Borrower 1 Citizenship Documentation Is Missing - Borrower is a Perm Resident Alien and needs to provide acceptable documentation to meet investors guidelines on p 8 of 2/xx/2022 xx DSCR guides. - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. documents to clear the conditions. - Seller-05/xx/2022	Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-05/xx/2022	xx.pdf			AZ	Investment	Purchase	NA	N/A	N/A
XX	XX	10137	Closed	2022-xx-29 00:19	2022-xx-29 15:22	Resolved	1 - Information	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-null - Due Diligence Vendor-04/xx/2022

 Ready for Review-Document Uploaded. uploaded the correct hoi - Seller-04/xx/2022

													Open-Hazard Insurance Effective Date of 04-xx-2022 is after the Note Date of 04-xx-2022 - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. uploaded the correct hoi - Seller-04/xx/2022		xx.pdf			AZ	Investment	Purchase	NA	N/A	N/A
XX	XX	10101	Closed	2022-xx-19 00:04	2022-xx-19 00:14	Resolved	1 - Information	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-Documentation Received - Due Diligence Vendor-04/xx/2022

 Ready for Review-Document Uploaded. the insurance is good we go off the funding date the insurance is 3.29 and funding date is 4.1 - Seller-04/xx/2022

													Open-Hazard Insurance Effective Date of 04-xx-2022 is after the Note Date of 03-xx-2022 - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. the insurance is good we go off the funding date the insurance is 3.29 and funding date is 4.1 - Seller-04/xx/2022	Resolved-Documentation Received - Due Diligence Vendor-04/xx/2022	xx.pdf			CA	Primary Residence	Purchase	NA	N/A	N/A
XX	XX	10151	Closed	2022-xx-01 19:48	2022-xx-02 11:39	Resolved	1 - Information	Credit	QM-ATR	ATR: Reasonable Income or Assets Not Considered	Resolved-Documentation received - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. uploaded the 1003 - Seller-05/xx/2022

													Open-Investor guidelines require the lessor of 4 months bank statements or year to date average to support the income used for qualifying. Bank statements have been provided for January, February and March; qualifying income of $37,615.29 is not supported. Income worksheet (YTD calculated through 3/2) page 350, transaction ledger (through 3/28) page 71, 2/28 statement page 65, 1/31 statement page 90, 1099s page 352, 353. *all deposits including ATM and Zelle payments for January, February and March total $96,129.36*.90/2.903 which supports $29,802.42 per month. **Calculated DTI of 49.55 (based on Note/360 months) is within investor guideline maximum of 50% - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. uploaded the 1003 - Seller-05/xx/2022	Resolved-Documentation received - Due Diligence Vendor-05/xx/2022	xx.pdf			CA	Primary Residence	Purchase	NA	N/A	N/A
XX	XX	10151	Closed	2022-xx-01 19:56	2022-xx-02 11:37	Resolved	1 - Information	Credit	Assets	Asset General	Resolved-Documentation Received - Due Diligence Vendor-05/xx/2022
 Ready for Review-Document Uploaded.  - Seller-05/xx/2022
 Open-Borrowers asset statement / transaction history provided to evidence proceeds from sale of home disclosed a wire to xx in the amount of $15,000.00 on 3/xx/2022 with reference XX.  Documentation or disclosure of additional REO has not been provided.  Approval letter, item 103 further required LOE for inquiry with Checkpoint Screening which is disclosed as 'Finance Reseller' on 3/xx/2022 which has not been addressed.
													Tranasction history page 71 (wire page 74), undisclosed debt notification report page 170, approval letter page 644. - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. - Seller-05/xx/2022	Resolved-Documentation Received - Due Diligence Vendor-05/xx/2022	xx.pdf			CA	Primary Residence	Purchase	NA	N/A	N/A
XX	XX	10151	Closed	2022-xx-01 19:52	2022-xx-02 11:36	Resolved	1 - Information	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-Asset Qualification Meets Guideline Requirements - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded.  - Seller-05/xx/2022

													Open-Asset Qualification Does Not Meet Guideline Requirements Borrower is using business account as source of funds to close and reserves, documentation to evidence that the borrower is 100% owner of the LLC / asset account has not been provided. Statements page 65, 91, 104, 71. - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. - Seller-05/xx/2022	Resolved-Asset Qualification Meets Guideline Requirements - Due Diligence Vendor-05/xx/2022	xx.pdf			CA	Primary Residence	Purchase	NA	N/A	N/A
XX	XX	10151	Closed	2022-xx-21 20:37	2022-xx-25 13:37	Resolved	1 - Information	Credit	Eligibility	Purchase Contract Expiration Date is prior to Note Date	Resolved-null - Due Diligence Vendor-04/xx/2022

 Ready for Review-Document Uploaded. uploaded the addendum - Seller-04/xx/2022

													Open-Purchase Contract Expiration Date of 03-xx-2022 is prior to Note Date of 04-xx-2022 Purchase agreement is out of contract. Settlement to take place 30 days from acceptance date of 3/1/2022. An addendum was provided on 3/29 to include seller paid closing costs, however, does not extend the settlement date. Contract page 561, Note page 320, addendum page 591. - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. uploaded the addendum - Seller-04/xx/2022		xx.pdf			CA	Primary Residence	Purchase	NA	N/A	N/A
XX	XX	10111	Closed	2022-xx-29 00:40	2022-xx-29 15:52	Resolved	1 - Information	Credit	Insurance	HO6 Insurance Policy Effective Date is after the Note Date	Resolved-null - Due Diligence Vendor-04/xx/2022

 Ready for Review-Document Uploaded. the hoi goes off the disbursement date 04/04 - Seller-04/xx/2022

													Open-xx-6 Insurance Policy Effective Date of 03-xx-2022 is after the Note Date of 03-xx-2022 - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. the hoi goes off the disbursement date 04/04 - Seller-04/xx/2022		xx.pdf			CA	Primary Residence	Purchase	NA	N/A	N/A
XX	XX	10150	Closed	2022-xx-19 14:53	2022-xx-19 15:32	Resolved	1 - Information	Compliance	Missing Doc	The Initial 1003 is Missing	Resolved-The Initial 1003 is Present - Due Diligence Vendor-04/xx/2022

 Ready for Review-Document Uploaded. uploaded the 1003 - Seller-04/xx/2022

													Open-The Initial 1003 is Missing The Initial 1003 not located in file during review. - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. uploaded the 1003 - Seller-04/xx/2022	Resolved-The Initial 1003 is Present - Due Diligence Vendor-04/xx/2022	xx.pdf			FL	Investment	Purchase	NA	N/A	N/A
XX	XX	10106	Closed	2022-xx-30 00:06	2022-xx-02 11:48	Resolved	1 - Information	Credit	Eligibility	Purchase Contract Expiration Date is prior to Note Date	Resolved-Purchase Contract Expiration Date of 04-xx-2022 is equal to or after the Note Date of 03-xx-2022 Or Purchase Contract Does Not Exist (Loan Purpose is Purchase) - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. uploaded the correct addendum - Seller-04/xx/2022

 Counter-Purchase Contract Expired on 03-xx-2022  and loan closed on 03-xx-2022.  Exception remains. - Due Diligence Vendor-04/xx/2022

 Ready for Review-I was told by title we closed ontime. - Seller-04/xx/2022

Open-Purchase Contract Expiration Date of 03-xx-2022 is prior to Note Date of 03-xx-2022 - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. uploaded the correct addendum - Seller-04/xx/2022 Ready for Review-I was told by title we closed ontime. - Seller-04/xx/2022	Resolved-Purchase Contract Expiration Date of 04-xx-2022 is equal to or after the Note Date of 03-xx-2022 Or Purchase Contract Does Not Exist (Loan Purpose is Purchase) - Due Diligence Vendor-05/xx/2022

																xx.pdf			CA	Investment	Purchase	NA	N/A	N/A
XX	XX	10104	Closed	2022-xx-03 17:58	2022-xx-03 18:34	Resolved	1 - Information	Credit	Eligibility	Purchase Contract Expiration Date is prior to Note Date	Resolved-Purchase Contract Expiration Date of 03-xx-2022 is equal to or after the Note Date of 03-xx-2022 Or Purchase Contract Does Not Exist (Loan Purpose is Purchase) - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. uploaded the purchase added - Seller-05/xx/2022

Open-Purchase Contract Expiration Date of 12-xx-2021 is prior to Note Date of 03-xx-2022 - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. uploaded the purchase added - Seller-05/xx/2022	Resolved-Purchase Contract Expiration Date of 03-xx-2022 is equal to or after the Note Date of 03-xx-2022 Or Purchase Contract Does Not Exist (Loan Purpose is Purchase) - Due Diligence Vendor-05/xx/2022

																xx.pdf			TX	Investment	Purchase	NA	N/A	N/A
XX	XX	10094	Closed	2022-xx-28 21:37	2022-xx-29 15:46	Resolved	1 - Information	Credit	Eligibility	Purchase Contract Expiration Date is prior to Note Date	Resolved-null - Due Diligence Vendor-04/xx/2022

 Ready for Review-Document Uploaded. uploaded the purchase contract addedum - Seller-04/xx/2022

													Open-Purchase Contract Expiration Date of 03-xx-2022 is prior to Note Date of 03-xx-2022 - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. uploaded the purchase contract addedum - Seller-04/xx/2022		xx.pdf			CA	Primary Residence	Purchase	NA	N/A	N/A
XX	XX	10094	Closed	2022-xx-26 22:42	2022-xx-27 15:57	Resolved	1 - Information	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-null - Due Diligence Vendor-04/xx/2022

 Ready for Review-Document Uploaded. purchase contract addendum - Seller-04/xx/2022

													Open-Title Coverage Amount of $0 is Less than Total Amount of Subject Lien(s) - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. purchase contract addendum - Seller-04/xx/2022		xx.pdf			CA	Primary Residence	Purchase	NA	N/A	N/A
XX	XX	10163	Closed	2022-xx-19 21:20	2022-xx-19 23:38	Resolved	1 - Information	Credit	Eligibility	Credit history does not meet guidelines	Resolved-Documentation Received - Due Diligence Vendor-04/xx/2022

 Ready for Review-Document Uploaded. CREDIT REPORT - Seller-04/xx/2022

													Open-Borrower has only one active tradeline over 12 months old. None of the closed tradelines was active in the last 12/24 months. - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. CREDIT REPORT - Seller-04/xx/2022	Resolved-Documentation Received - Due Diligence Vendor-04/xx/2022	xx.pdf			CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
XX	XX	10166	Closed	2022-xx-26 14:28	2022-xx-26 14:36	Resolved	1 - Information	Credit	Eligibility	Purchase Contract Expiration Date is prior to Note Date	Resolved-null - Due Diligence Vendor-04/xx/2022

 Ready for Review-Document Uploaded. uploaded the addendum - Seller-04/xx/2022

													Open-Purchase Contract Expiration Date of 04-xx-2022 is prior to Note Date of 04-xx-2022 - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. uploaded the addendum - Seller-04/xx/2022		xx.pdf			NC	Investment	Purchase	NA	N/A	N/A
XX	XX	10183	Closed	2022-xx-19 22:37	2022-xx-20 12:08	Acknowledged	2 - Non-Material	Credit	Eligibility	Purchase Contract Expiration Date is prior to Note Date	Acknowledged-We acknowledge the seller and borrower agreed. However, the documentation stated in the last sentence in Section A "Any extension of this date must be agreed to by the parties in writing". - Due Diligence Vendor-05/xx/2022

 Acknowledged-null - Due Diligence Vendor-05/xx/2022

 Ready for Review-the underwriter has said we did not need the exception since the seller and  borrower agreed. - Seller-05/xx/2022

 Counter-Could you do an exception for the date?  - Due Diligence Vendor-05/xx/2022

 Ready for Review-Hello,

I have been told we will not be able to obtain the addendum.  Please let me know if there is anything we can do, - Seller-05/xx/2022

 Counter-The addendum extended the closing date to 04/xx/2022 from 04/xx/2022. However, the loan closed on 04/xx/2022. - Due Diligence Vendor-05/xx/2022

 Open-Purchase Contract Expiration Date of 04-xx-2022 is prior to Note Date of 04-xx-2022 - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. uploaded the purchase contract addendum  - Seller-05/xx/2022

Open-Purchase Contract Expiration Date of 04-xx-2022 is prior to Note Date of 04-xx-2022 - Due Diligence Vendor-05/xx/2022	Ready for Review-the underwriter has said we did not need the exception since the seller and borrower agreed. - Seller-05/xx/2022

 Ready for Review-Hello,

I have been told we will not be able to obtain the addendum.  Please let me know if there is anything we can do, - Seller-05/xx/2022

 Ready for Review-Document Uploaded. uploaded the purchase contract addendum  - Seller-05/xx/2022

Acknowledged-We acknowledge the seller and borrower agreed. However, the documentation stated in the last sentence in Section A "Any extension of this date must be agreed to by the parties in writing". - Due Diligence Vendor-05/xx/2022

																xx.pdf			TN	Investment	Purchase	NA	N/A	N/A
XX	XX	10192	Closed	2022-xx-23 23:55	2022-xx-25 12:25	Resolved	1 - Information	Compliance	Missing Doc	PUD Rider is Missing	Resolved-Documentation received - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. uploaded the loi - Seller-05/xx/2022

 Ready for Review-Document Uploaded. uploaded the oud - Seller-05/xx/2022

 Counter-The PUD rider was not included in the documentation. The Deed of Trust does not indicate the PUD rider as included with a check mark. Could you please upload the PUD rider? - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. mortagge docs and riders - Seller-05/xx/2022

Open-PUD Rider is Missing - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. uploaded the loi - Seller-05/xx/2022

 Ready for Review-Document Uploaded. uploaded the oud - Seller-05/xx/2022

 Ready for Review-Document Uploaded. mortagge docs and riders - Seller-05/xx/2022

															Resolved-Documentation received - Due Diligence Vendor-05/xx/2022	xx.pdf			FL	Investment	Purchase	NA	N/A	N/A
XX	XX	10180	Closed	2022-xx-02 18:35	2022-xx-02 19:36	Resolved	1 - Information	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Title Coverage Amount of $536250 is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. uploaded the correct title - Seller-05/xx/2022

													Open-Title Coverage Amount of $0.00 is Less than Total Amount of Subject Lien(s) - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. uploaded the correct title - Seller-05/xx/2022	Resolved-Title Coverage Amount of $536250 is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-05/xx/2022	xx.pdf			FL	Investment	Refinance	Cash Out - Other	N/A	N/A
XX	XX	10180	Closed	2022-xx-02 15:25	2022-xx-02 16:46	Resolved	1 - Information	Credit	Missing Doc	Missing credit report	Resolved-Credit Report is Provided - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. Hi Tom :)   I have uploaded the credit report again.  - Seller-05/xx/2022

 Counter-The document uploaded comes up as an error. Could you please try to send it again. Thank you - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. uploaded the credit report - Seller-05/xx/2022

													Open-Credit Report is Missing - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. Hi Tom :) I have uploaded the credit report again. - Seller-05/xx/2022 Ready for Review-Document Uploaded. uploaded the credit report - Seller-05/xx/2022	Resolved-Credit Report is Provided - Due Diligence Vendor-05/xx/2022	xx.pdf			FL	Investment	Refinance	Cash Out - Other	N/A	N/A
XX	XX	10180	Closed	2022-xx-01 19:42	2022-xx-02 11:45	Resolved	1 - Information	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Hazard Insurance Coverage Amount of $300000 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $0 - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. hoi - Seller-05/xx/2022

 Ready for Review-Document Uploaded. uploaded the rce - Seller-05/xx/2022

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $300000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. hoi - Seller-05/xx/2022 Ready for Review-Document Uploaded. uploaded the rce - Seller-05/xx/2022	Resolved-Hazard Insurance Coverage Amount of $300000 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $0 - Due Diligence Vendor-05/xx/2022

																xx.pdf			FL	Investment	Refinance	Cash Out - Other	N/A	N/A
XX	XX	10203	Closed	2022-xx-10 13:15	2022-xx-10 16:06	Resolved	1 - Information	Credit	Eligibility	Purchase Contract Expiration Date is prior to Note Date	Resolved-Purchase Contract Expiration Date of 04-xx-2022 is equal to or after the Note Date of 04-xx-2022 Or Purchase Contract Does Not Exist (Loan Purpose is Purchase) - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. uploaded the purchase contract addendum - Seller-05/xx/2022

Rescinded-Purchase Contract Expiration Date of 04-xx-2022 is prior to Note Date of 04-xx-2022 Closing took place within 7 days of expiration - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. uploaded the purchase contract addendum - Seller-05/xx/2022	Resolved-Purchase Contract Expiration Date of 04-xx-2022 is equal to or after the Note Date of 04-xx-2022 Or Purchase Contract Does Not Exist (Loan Purpose is Purchase) - Due Diligence Vendor-05/xx/2022

 Rescinded-Purchase Contract Expiration Date of 04-xx-2022 is prior to Note Date of 04-xx-2022 Closing took place within 7 days of expiration  - Due Diligence Vendor-05/xx/2022

																xx.pdf			FL	Investment	Purchase	NA	N/A	N/A
XX	XX	10203	Closed	2022-xx-05 23:54	2022-xx-06 11:44	Resolved	1 - Information	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Title Coverage Amount of $1520000 is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. uploaded the title - Seller-05/xx/2022

Rescinded-Title Coverage Amount of $1500000 is Less than Total Amount of Subject Lien(s) - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. uploaded the title - Seller-05/xx/2022	Resolved-Title Coverage Amount of $1520000 is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-05/xx/2022

 Rescinded-Title Coverage Amount of $1500000 is Less than Total Amount of Subject Lien(s) - Due Diligence Vendor-05/xx/2022

																xx.pdf			FL	Investment	Purchase	NA	N/A	N/A
XX	XX	10202	Closed	2022-xx-29 00:44	2022-xx-29 15:53	Resolved	1 - Information	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-null - Due Diligence Vendor-04/xx/2022

 Ready for Review-Document Uploaded. uploaded the correct title - Seller-04/xx/2022

													Open-Title Coverage Amount of $0 is Less than Total Amount of Subject Lien(s) - Due Diligence Vendor-04/xx/2022	Ready for Review-Document Uploaded. uploaded the correct title - Seller-04/xx/2022		xx.pdf			HI	Investment	Purchase	NA	N/A	N/A
XX	XX	10201	Closed	2022-xx-20 22:03	2022-xx-25 12:32	Resolved	1 - Information	Credit	Assets	Asset 1 Less Than 2 Months Verified	Resolved-Asset 1 Verified Sufficiently - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded.  - Seller-05/xx/2022

 Counter-Doc uploaded was for Asset 1, and was same month as previously provided. - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded.  - Seller-05/xx/2022

													Open-Asset 1 Less Than 2 Months Verified - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. - Seller-05/xx/2022 Ready for Review-Document Uploaded. - Seller-05/xx/2022	Resolved-Asset 1 Verified Sufficiently - Due Diligence Vendor-05/xx/2022	xx.pdf			OR	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
XX	XX	10201	Closed	2022-xx-20 22:03	2022-xx-25 12:32	Resolved	1 - Information	Credit	Assets	Asset 2 Less Than 2 Months Verified	Resolved-Asset 2 Verified Sufficiently Or Not Applicable - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. 2 months bank statements - Seller-05/xx/2022

 Counter-Doc uploaded was for Asset 1, and was same month as previously provided. - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded.  - Seller-05/xx/2022

													Open-Asset 2 Less Than 2 Months Verified Asset 1 Less Than 2 Months Verified - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. 2 months bank statements - Seller-05/xx/2022 Ready for Review-Document Uploaded. - Seller-05/xx/2022	Resolved-Asset 2 Verified Sufficiently Or Not Applicable - Due Diligence Vendor-05/xx/2022	xx.pdf			OR	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
XX	XX	10201	Closed	2022-xx-20 22:03	2022-xx-25 12:32	Resolved	1 - Information	Credit	Assets	Asset 3 Less Than 2 Months Verified	Resolved-Asset 3 Verified Sufficiently Or Not Applicable - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded.  - Seller-05/xx/2022

 Counter-Doc uploaded was for Asset 1, and was same month as previously provided. - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded.  - Seller-05/xx/2022

													Open-Asset 3 Less Than 2 Months Verified Asset 1 Less Than 2 Months Verified - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. - Seller-05/xx/2022 Ready for Review-Document Uploaded. - Seller-05/xx/2022	Resolved-Asset 3 Verified Sufficiently Or Not Applicable - Due Diligence Vendor-05/xx/2022	xx.pdf			OR	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
XX	XX	10201	Closed	2022-xx-10 23:49	2022-xx-11 14:24	Resolved	1 - Information	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-Documentation received - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. there is a lender credit for the recording fee - Seller-05/xx/2022

 Ready for Review-Document Uploaded. the sspl fees  - Seller-05/xx/2022

 Open-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($530.00) exceed the comparable charges ($220.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). THE RECORDING FEE INCREASED FROM $220.00 TO $530.00.  NO COC WAS LOCATED IN THE FILE FOR THE INCREASE. - Due Diligence Vendor-05/xx/2022

													Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($530.00) exceed the comparable charges ($220.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. there is a lender credit for the recording fee - Seller-05/xx/2022 Ready for Review-Document Uploaded. the sspl fees - Seller-05/xx/2022	Resolved-Documentation received - Due Diligence Vendor-05/xx/2022	xx.pdf			OR	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
XX	XX	10201	Closed	2022-xx-10 23:47	2022-xx-11 14:21	Resolved	1 - Information	Compliance	Points & Fees	Reimbursement Amount Validation Test	Ready for Review-Document Uploaded. The pccd shows the lender credit for the recording fee - Seller-05/xx/2022

 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. THE RECORDING FEE INCREASED FROM $220.00 TO $530.00.  NO COC WAS LOCATED IN THE FILE FOR THE INCREASE. - Due Diligence Vendor-05/xx/2022

													Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. The pccd shows the lender credit for the recording fee - Seller-05/xx/2022		xx.pdf			OR	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
XX	XX	10201	Closed	2022-xx-10 23:41	2022-xx-11 14:21	Resolved	1 - Information	Compliance	Disclosure	Consummation or Reimbursement Date Validation Test	Ready for Review-Document Uploaded. uploaded the pccd - Seller-05/xx/2022

 Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. THE RECORDING FEE INCREASED FROM $220.00 TO $530.00.  NO COC WAS LOCATED IN THE FILE FOR THE INCREASE. - Due Diligence Vendor-05/xx/2022

													Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. uploaded the pccd - Seller-05/xx/2022		xx.pdf			OR	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
XX	XX	10194	Closed	2022-xx-19 17:03	2022-xx-20 12:01	Resolved	1 - Information	Compliance	Missing Doc	Other Rider is Missing	Resolved-Documentation received - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. uploaded the rider - Seller-05/xx/2022

													Open-Prepayment Penalty rider was not located in the loan file - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. uploaded the rider - Seller-05/xx/2022	Resolved-Documentation received - Due Diligence Vendor-05/xx/2022	xx.pdf			FL	Investment	Purchase	NA	N/A	N/A
XX	XX	10213	Closed	2022-xx-20 19:49	2022-xx-25 12:47	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 Personal Bank Statements Missing	Resolved-null - Due Diligence Vendor-05/xx/2022
 Ready for Review-the underwriter said we did need the bank statements since this is a refi.  we should nto need 2 months  - Seller-05/xx/2022
													Open-The GL's require 2 months recent bank statements. For XX, there is one statement for March 31, 2022 on file and only one other statement from Nov 30, 2021. - Due Diligence Vendor-05/xx/2022	Ready for Review-the underwriter said we did need the bank statements since this is a refi. we should nto need 2 months - Seller-05/xx/2022		xx.pdf			AZ	Investment	Refinance	Cash Out - Other	N/A	N/A
XX	XX	10199	Closed	2022-xx-11 19:09	2022-xx-19 11:55	Resolved	1 - Information	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-null - Due Diligence Vendor-05/xx/2022

 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. THE CLOSING/ESCROW FEE INCREASED BY $100, CREDIT REPORT FEE INCREASED BY $0.16 AND THE ESCROW PROCESSING FEE IN THE AMOUNT OF $20.00 WAS ADDED WITHOUT A VALID CHANGE OF CIRCUMSTANCE AND/OR WITHOUT EVIDENCE OF A REFUND TO THE BORROWERS.  - Due Diligence Vendor-05/xx/2022

													Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-05/xx/2022			xx.pdf			CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
XX	XX	10199	Closed	2022-xx-11 19:09	2022-xx-19 11:55	Resolved	1 - Information	Compliance	TRID	Charges That Cannot Increase Test	Resolved-null - Due Diligence Vendor-05/xx/2022

 Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $120.16.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). THE CLOSING/ESCROW FEE INCREASED BY $100, CREDIT REPORT FEE INCREASED BY $0.16 AND THE ESCROW PROCESSING FEE IN THE AMOUNT OF $20.00 WAS ADDED WITHOUT A VALID CHANGE OF CIRCUMSTANCE. IN ORDER TO CURE THIS VARIANCE AMOUNT THE BORROWERS ARE DUE $120.16.  - Due Diligence Vendor-05/xx/2022

													Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $120.16.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-05/xx/2022			xx.pdf			CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
XX	XX	10199	Closed	2022-xx-18 15:44	2022-xx-19 11:55	Resolved	1 - Information	Compliance	Disclosure	Consummation or Reimbursement Date Validation Test	Resolved-null - Due Diligence Vendor-05/xx/2022
 Ready for Review-Document Uploaded. uploaded the response form out dis manager - Seller-05/xx/2022
 Counter-I have updated the loan file with the PCCD. The result was an increase of the credit report fee of $0.16.  - Due Diligence Vendor-05/xx/2022
 Ready for Review-Document Uploaded. uploaded the pccd - Seller-05/xx/2022
 Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. THE CLOSING/ESCROW FEE INCREASED BY $100, CREDIT REPORT FEE INCREASED BY $0.16 AND THE ESCROW PROCESSING FEE IN THE AMOUNT OF $20.00 WAS ADDED WITHOUT A VALID CHANGE OF CIRCUMSTANCE AND/OR REFUND TO THE BORROWERS.  - Due Diligence Vendor-05/xx/2022
													Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. uploaded the response form out dis manager - Seller-05/xx/2022 Ready for Review-Document Uploaded. uploaded the pccd - Seller-05/xx/2022		xx.pdf			CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
XX	XX	10189	Closed	2022-xx-18 00:30	2022-xx-18 11:41	Resolved	1 - Information	Credit	Eligibility	Purchase Contract Expiration Date is prior to Note Date	Resolved-Purchase Contract Expiration Date of 04-xx-2022 is equal to or after the Note Date of 04-xx-2022 Or Purchase Contract Does Not Exist (Loan Purpose is Purchase) - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded.  - Seller-05/xx/2022

Open-Purchase Contract Expiration Date of 03-xx-2022 is prior to Note Date of 04-xx-2022 - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. - Seller-05/xx/2022	Resolved-Purchase Contract Expiration Date of 04-xx-2022 is equal to or after the Note Date of 04-xx-2022 Or Purchase Contract Does Not Exist (Loan Purpose is Purchase) - Due Diligence Vendor-05/xx/2022

																xx.pdf			TX	Primary Residence	Purchase	NA	N/A	N/A
XX	XX	10172	Closed	2022-xx-17 15:47	2022-xx-17 18:06	Resolved	1 - Information	Credit	Missing Doc	Hazard Insurance Policy is Missing	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. uploaded the hoi - Seller-05/xx/2022

													Open-Missing Hazard Insurance Policy - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. uploaded the hoi - Seller-05/xx/2022	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-05/xx/2022	xx.pdf			CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
XX	XX	10171			Closed	2022-xx-17 16:23	2022-xx-17 16:23	Waived	2 - Non-Material	Credit	Eligibility	Asset do not meet guidelines	Waived-# of NSFs exceed allowable guideline maximum. - Due Diligence Vendor-11/xx/2022		Waived-# of NSFs exceed allowable guideline maximum. - Due Diligence Vendor-11/xx/2022	xx.pdf			AZ	Primary Residence	Purchase	NA	Originator Pre-Close	Yes
XX	XX	10181	Closed	2022-xx-13 15:08	2022-xx-16 15:16	Resolved	1 - Information	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-null - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. HOI goes off the funded disbursement date in ca - Seller-05/xx/2022

													Open-Hazard Insurance Effective Date of 04-xx-2022 is after the Note Date of 04-xx-2022 - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. HOI goes off the funded disbursement date in ca - Seller-05/xx/2022		xx.pdf			CA	Investment	Purchase	NA	N/A	N/A
XX	XX	10170	Closed	2022-xx-17 21:15	2022-xx-18 11:39	Resolved	1 - Information	Credit	Income/Employment	Income/Employment General	Resolved-null - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. uploaded the worksheet - Seller-05/xx/2022

													Open-12 month bank statement/income calculation worksheet was not located in the loan file. - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. uploaded the worksheet - Seller-05/xx/2022		xx.pdf			WA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
XX	XX	10170	Closed	2022-xx-17 21:16	2022-xx-18 11:38	Resolved	1 - Information	Credit	Eligibility	Qualifying Credit Score does not meet eligibility requirement(s)	Resolved-null - Due Diligence Vendor-05/xx/2022

 Ready for Review-The Loan Product is xx Expanded, the minimum Score is 620: - Seller-05/xx/2022

													Open-Minimum FICO score is 660 and Mid Fico score for borrower is 658 - Due Diligence Vendor-05/xx/2022	Ready for Review-The Loan Product is xx Expanded, the minimum Score is 620: - Seller-05/xx/2022		xx.pdf			WA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
XX	XX	10207	Closed	2022-xx-17 17:07	2022-xx-17 18:08	Resolved	1 - Information	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-null - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. The insurance goes off the disbursement date - Seller-05/xx/2022

													Open-Hazard Insurance Effective Date of 04-xx-2022 is after the Note Date of 04-xx-2022 - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. The insurance goes off the disbursement date - Seller-05/xx/2022		xx.pdf			CA	Primary Residence	Purchase	NA	N/A	N/A
XX	XX	10214	Closed	2022-xx-12 20:49	2022-xx-16 15:16	Resolved	1 - Information	Credit	Eligibility	Purchase Contract Expiration Date is prior to Note Date	Resolved-null - Due Diligence Vendor-05/xx/2022

 Ready for Review-Document Uploaded. uploaded the addendum - Seller-05/xx/2022

													Open-Purchase Contract Expiration Date of 04-xx-2022 is prior to Note Date of 04-xx-2022 - Due Diligence Vendor-05/xx/2022	Ready for Review-Document Uploaded. uploaded the addendum - Seller-05/xx/2022		xx.pdf			TX	Primary Residence	Purchase	NA	N/A	N/A